Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Accrual TDRs:
Balance at beginning of period		¥ 867,090	¥ 832,267
Additions (new accrual TDR status)	[1]	73,866	144,810
Transfers to other impaired loans (including nonaccrual TDRs)		(16,958)	(16,726)
Loans sold		(9)	(11)
Principal payments and other		(139,141)	(122,216)
Balance at end of period	[1]	784,848	838,124
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period		819,716	1,028,760
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	132,119	121,851
Charge-off		(31,157)	(37,577)
Transfers to accrual TDRs		(16,608)	(27,845)
Loans sold		(6,171)	(8,416)
Principal payments and other		(120,627)	(217,977)
Balance at end of period	[1]	777,272	858,796
Card [Member]
Accrual TDRs:
Balance at beginning of period		44,661
Balance at end of period		41,202
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		5,760	6,453
MUAH [Member]
Accrual TDRs:
Balance at beginning of period		34,106
Balance at end of period		40,150
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		3,291	9,545
Krungsri [Member]
Accrual TDRs:
Balance at beginning of period		8,455
Balance at end of period		8,540
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		3,045	1,466
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		2,543	1,627
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		248	7
Lease receivables excluded from accrual TDRs as impaired loans		6,352	1,612
Lease receivables excluded from other impaired loans		¥ 1,755	¥ 7

[1]	For the six months ended September 30, 2014, lease receivables of ¥1,627 million and ¥7 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥1,612 million and ¥7 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of September 30, 2014. For the six months ended September 30, 2015, lease receivables of ¥2,543 million and ¥248 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,352 million and ¥1,755 million, are also excluded from the balance of accrual TDRs and other Impaired loans, respectively, as of September 30, 2015.
[2]	Included in additions of other impaired loans for the six months ended September 30, 2014 and 2015 are nonaccrual TDRs as follows: ¥6,453 million and ¥5,760 million-Card; ¥9,545 million and ¥3,291 million-MUAH; and ¥1,466 million and ¥3,045 million-Krungsri, respectively.